================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended      December 31, 2009
                                                -------------------------

Check here if Amendment [_];  Amendment Number:  _____
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Quadrangle Asset Management LP
         --------------------------------------
Address:     375 Park Avenue
         --------------------------------------
             New York, New York 10152
         --------------------------------------

Form 13F File Number:  000-00000
                       ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Alice Ruth
         --------------------------------------
Title:       Authorized Signatory
         --------------------------------------
Phone:       (212) 418-1700
         --------------------------------------

Signature, Place, and Date of Signing:


       /s/ Alice Ruth                New York, NY            February 16, 2010
----------------------------    ----------------------     ---------------------
        [Signature]                  [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                          0
                                                ------------------

Form 13F Information Table Entry Total:                    13
                                                ------------------

Form 13F Information Table Value Total:              $827,401
                                                ------------------
                                                   (thousands)


List of Other Included Managers:

None

                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2   COLUMN 3    COLUMN 4         COLUMN 5           COLUMN 6   COLUMN 7           COLUMN 8
--------------------  --------  ----------   --------   ----------------------  ----------  -------- -------------------------------
                       TITLE                   VALUE      SHRS OR    SH/  PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS    CUSIP      (X$1000)     PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE        SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ISHARES
INC MSCI JAPAN        COM        464286848     29,171      2,995,000               SOLE              2,995,000
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX
BARCLYS TIPS BD       COM        464287176    103,900      1,000,000               SOLE              1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX
MSCI EAFE IDX         COM        464287465    204,201      3,693,931               SOLE              3,693,931
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX
MSCI EMERG MKT        COM        464287234    132,095      3,183,000               SOLE              3,183,000
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR
INDEX RUSSELL 1000    COM        464287622     31,912        520,510               SOLE                520,510
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR
INDEX RUSSELL 2000    COM        464287655    121,112      1,939,655               SOLE              1,939,655
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX
RUSSELL MIDCAP        COM        464287499     21,678        262,728               SOLE                262,728
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX
S&P 500 INDEX         COM        464287200     68,407        611,818               SOLE                611,818
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX
S&P EURO PLUS         COM        464287861     14,416        370,023               SOLE                370,023
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX
S&P MIDCAP 400        COM        464287507        853         11,776               SOLE                 11,776
-----------------------------------------------------------------------------------------------------------------------------------
SPDR TR UNIT SER 1    COM        78462F103     44,053        395,311               SOLE                395,311
-----------------------------------------------------------------------------------------------------------------------------------
VANGUARD INTL
EQUITY INDEX F
EMR MKT ETF           COM        922042858     22,511        549,052               SOLE                549,052
-----------------------------------------------------------------------------------------------------------------------------------
VANGUARD INTL
EQUITY INDEX F
PACIFIC ETF           COM        922042866     33,092        644,819               SOLE                641,885
-----------------------------------------------------------------------------------------------------------------------------------



                                      3